Contingent Payments - Additional Information (Detail) $ in Millions		12 Months Ended
	Aug. 31, 2024	Dec. 31, 2024 CAD ($)	Aug. 31, 2022 CAD ($) $ / bbl
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest in joint operation		100.00%
BP Canada
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest in joint operation	50.00%
Contingent consideration, quarterly payment | $			$ 2.8
BP Canada | Major business combination
Disclosure of contingent liabilities in business combination [line items]
Settled liabilities, contingent liabilities recognised in business combination | $		$ 301.0
BP Canada | Bottom of range
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration, price per barrel (in dollars per share) | $ / bbl			52.00
BP Canada | Top of range
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration, price per barrel (in dollars per share) | $ / bbl			53.00